Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill [Line Items]
Beginning balance	$ 29,459	$ 29,392
Acquisition for the year	52,478
Exchange difference	(2,421)	67
Ending balance	79,516	29,459
Accumulated impairment loss	0	0
Goodwill, net	79,516	29,459
Professional Education Services
Goodwill [Line Items]
Beginning balance	5,408	5,396
Acquisition for the year	52,478
Exchange difference	(1,672)	12
Ending balance	56,214	5,408
Accumulated impairment loss	0	0
Goodwill, net	56,214	5,408
Beijing Haidian District Champion Training School (''Beijing Training School'') | Business Startup Training Service
Goodwill [Line Items]
Beginning balance	1,692	1,688
Exchange difference	(50)	4
Ending balance	1,642	1,692
Accumulated impairment loss	0	0
Goodwill, net	1,642	1,692
Nanjing Champion Vocational Training School (''Nanjing Training School'') | Sale of Learning Simulation Software
Goodwill [Line Items]
Beginning balance	22,359	22,308
Exchange difference	(699)	51
Ending balance	21,660	22,359
Accumulated impairment loss	0	0
Goodwill, net	$ 21,660	$ 22,359